Loans (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Schedule of Loans

					2025				2024				2023
	Interest rate (1)			Maturity	Non- current		Current		Non- current		Current		Non- current	Current
Pesos :

NO		-		-	-		-		-		-		-	60
Exports pre-financing (5)		-		-	-		-		-		31		-	-
Financial loans	33.29%	-	49.65%	2026-2027	61		24		18		8		9	15
Account overdrafts	35.00%			2026	-		3		-		-		-	56

					61		27		18		39		9	131

Currencies other than the peso :

NO (2) (3)	0.00%	-	10.00%	2026-2047	7,466		1,486		6,255		1,317		6,191	767
Exports pre-financing	3.50%	-	8.65%	2026-2028	153		197		-		383	(4)	102	545	(4)
Imports financing	7.60%	-	10.50%	2026	-		20		19		17		-	-
Financial loans	2.40%	-	11.00%	2026-2030	546	(6)	561	(6)	718	(6)	76		380	65
Stock market promissory notes	0.00%	-	4.50%	2026	-		64		25		75		-	-

					8,165		2,328		7,017		1,868		6,673	1,377

					8,226		2,355		7,035		1,907		6,682	1,508

(1)	Nominal annual interest rate as of December 31, 2025.
(2)	Disclosed net of 175, 18 and 3 corresponding to YPF’s own NO repurchased through open market transactions, as of December 31, 2025, 2024 and 2023, respectively.
(3)
Includes 1,475, 1,496 and 1,327 as of December 31, 2025, 2024 and 2023, respectively, of nominal value that will be canceled in pesos at the applicable exchange rate in accordance with the terms of the series issued.

(4)	Includes 133 and 86 as of December 31, 2024 and 2023, respectively, of pre-financing of exports granted by BNA.
(5)	Corresponds to pre-financing of exports in pesos granted by BNA.
(6)	Includes 233 and 28 of loans granted by BNA as of December 31, 2025 and 2024 , respectively.

Evolution of the Loans
Set forth presents is the evolution of the loans for the fiscal years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Balance at the beginning of the year	8,942	8,190	7,088
Proceeds from loans	4,481	2,967	2,667
Payments of loans	(2,871)	(2,102)	(1,396)
Payments of interest	(670)	(707)	(623)
Account overdrafts, net	4	(48)	(3)
Accrued interest (1)	691	680	702
Net exchange and translation differences	(14)	(30)	(239)
Result from net monetary position (2)	(5)	(1)	(6)
Increases from business combinations	23	-	-
Reclassifications	-	(7)	-

Balance at the end of the year	10,581	8,942	8,190

(1)	Includes capitalized financial costs.
(2)
Includes the adjustment for inflation of opening balances of loans of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income and the adjustment for inflation of the fiscal year which was charged to net profit or loss in the statement of comprehensive income.

Detailed Information of Negotiable Obligations
Details regarding the NO of the Group are as follows:

									2025		2024		2023
Month	Year	Principal value (10)		Ref.	Class	Interest rate (3)		Principal maturity	Non- current	Current	Non- current	Current	Non- current	Current
YPF
-	1998	U.S. dollar	15	(1) (6)	-	Fixed	10.00%	2028	15	-	15	-	15	-
April, February, October	2014/15/16	U.S. dollar	521	(2) (4) (6)	Class XXVIII	-	-	-	-	-	-	-	-	354
September	2014	Peso	1,000	(2) (6) (7) (14)	Class XXXIV	-	-	-	-	-	-	-	-	-
April	2015	U.S. dollar	757	(2) (6)	Class XXXIX	-	-	-	-	-	-	785	1,132	41
July, December	2017	U.S. dollar	644	(2) (6)	Class LIII	Fixed	6.95%	2027	648	19	649	19	816	25
December	2017	U.S. dollar	537	(2) (6)	Class LIV	Fixed	7.00%	2047	530	2	530	1	530	1
June	2019	U.S. dollar	399	(6) (8)	Class I	Fixed	8.50%	2029	397	-	398	-	397	-
July	2020	U.S. dollar	341	(6) (8)	Class XIII	-	-	-	-	-	-	44	43	88
February	2021	U.S. dollar	776	(6) (8) (12)	Class XVI	-	-	-	-	-	58	243	307	235
February	2021	U.S. dollar	748	(6) (8)	Class XVII	Fixed	9.00%	2029	537	216	756	-	758	-
February	2021	U.S. dollar	576	(6) (8)	Class XVIII	Fixed	7.00%	2033	558	11	555	11	553	11
February	2021	Peso	4,128	(6) (8) (9)	Class XIX	-	-	-	-	-	-	-	-	35
July	2021	U.S. dollar	384	(4) (5) (6) (8)	Class XX	Fixed	5.75%	2032	329	65	384	10	384	10
January	2023	U.S. dollar	230	(5) (6) (8)	Class XXI	Fixed	1.00%	2026	-	154	220	-	229	1
January, April	2023	Peso	15,761	(6) (8)	Class XXII	-	-	-	-	-	-	-	-	25
April	2023	U.S. dollar	147	(5) (6) (8)	Class XXIII	-	-	-	-	-	-	150	158	-
April	2023	U.S. dollar	38	(5) (6) (8)	Class XXIV	Fixed	1.00%	2027	38	-	37	-	38	-
June	2023	U.S. dollar	213	(6) (8)	Class XXV	Fixed	5.00%	2026	-	188	263	1	262	1
September	2023	U.S. dollar	400	(4) (5) (6) (8)	Class XXVI	Fixed	0.00%	2028	400	-	400	-	400	-
October	2023	U.S. dollar	128	(5) (6) (8)	Class XXVII	Fixed	0.00%	2026	-	133	147	-	169	-
January	2024	U.S. dollar	800	(6) (8)	Class XXVIII	Fixed	9.50%	2031	714	114	790	35	-	-
May	2024	U.S. dollar	131	(6) (8)	Class XXIX	Fixed	6.00%	2026	-	132	177	1	-	-
July, April	2024/25	U.S. dollar	389	(5) (6) (8)	Class XXX	Fixed	1.00%	2026	-	370	187	-	-	-
September	2024	U.S. dollar	540	(6) (8)	Class XXXI	Fixed	8.75%	2031	1,046	21	539	15	-	-
October	2024	U.S. dollar	125	(6) (8)	Class XXXII	Fixed	6.50%	2028	125	2	125	2	-	-
October	2024	U.S. dollar	25	(6) (8)	Class XXXIII	Fixed	7.00%	2028	25	-	25	-	-	-
January	2025	U.S. dollar	1,100	(6) (8)	Class XXXIV	Fixed	8.25%	2034	1,080	42	-	-	-	-
February	2025	U.S. dollar	140	(6) (8)	Class XXXV	Fixed	6.25%	2027	140	1	-	-	-	-
February	2025	U.S. dollar	56	(6) (8) (11)	Class XXXVI	-	-	-	-	-	-	-	-	-
May	2025	U.S. dollar	140	(8) (13)	Class XXXVII	Fixed	7.00%	2027	139	2	-	-	-	-
July	2025	U.S. dollar	250	(8) (13)	Class XXXVIII	Fixed	7.50%	2027	248	4	-	-	-	-
July, August	2025	U.S. dollar	225	(8) (13)	Class XXXIX	Fixed	8.75%	2030	155	8	-	-	-	-
August	2025	U.S. dollar	51	(8) (13)	Class XL	Fixed	7.50%	2028	50	-	-	-	-	-
October	2025	U.S. dollar	98	(8) (13)	Class XLI	Fixed	6.00%	2027	98	1	-	-	-	-
December	2025	U.S. dollar	195	(8) (13)	Class XLII	Fixed	7.00%	2027	194	1	-	-	-	-

									7,466	1,486	6,255	1,317	6,191	827

(1)	Corresponds to the 1997 MTN Program for an amount up to 1,000.
(2)	Corresponds to the 2008 MTN Program for an amount up to 10,000.
(3)	Nominal annual interest rate.
(4)
The ANSES and/or the “Fondo Argentino de Hidrocarburos” have participated in the primary subscription of these NO, which may at the discretion of the respective holders, be subsequently traded on the securities market where these NO are authorized to be traded.

(5)	The payment currency of these NO is the peso at the exchange rate applicable under the terms of the series issued.
(6)	As of the date of issuance of these financial statements, the Group has fully complied with the use of proceeds disclosed in the corresponding pricing supplements.
(7)
NO classified as productive investments computable as such for the purposes of item 35.8.1, paragraph K of the General Regulations applicable to Insurance Activities issued by the Argentine Insurance Supervisory Bureau.

(8)	The payment currency of this issue is the U.S. dollar at the exchange rate applicable in accordance with the conditions of the relevant issued series.
(9)	Corresponds to the Frequent Issuer Regime.
(10)	Total nominal value issued net of the nominal values canceled through exchanges or repurchases, expressed in millions.
(11)	Corresponds to a NO with an issue date in February 2025 and maturity in August 2025.
(12)	Prepaid in November 2025.
(13)
As of the date of issuance of these financial statements, the Group has not yet definitively applied the proceeds disclosed in the corresponding pricing supplements. These proceeds are temporally invested until the committed plan of application is fully complied.

(14)	As of December 31, 2023, it includes 222 million of pesos, equivalent to a balance of less than 1.